Note 10 - Retirement Plans - Fair Value of Plan Assets (Details) - USD ($) $ in Thousands		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Plan Assets, Amount		$ 327,867	$ 348,914	$ 202,485
Defined Benefit Plan, Equity Securities [Member]
Plan Assets, Amount		29,427
Defined Benefit Plan, Equity Securities Held in Common Collective Trusts [Member]
Plan Assets, Amount		40,969
Defined Benefit Plan, Real Estate Held in Common Collective Trusts [Member]
Plan Assets, Amount		23,200
Defined Benefit Plan, Debt Security Held in Common Collective Trusts [Member]
Plan Assets, Amount		200,225
Defined Benefit Plan, Cash and Short-term Investments Held in Common Collective Trusts [Member]
Plan Assets, Amount	[1]	22,224
Other Investments [Member]
Plan Assets, Amount		11,822
Fair Value, Inputs, Level 1 [Member]
Plan Assets, Amount		29,427
Fair Value, Inputs, Level 1 [Member] | Defined Benefit Plan, Equity Securities [Member]
Plan Assets, Amount		29,427
Fair Value, Inputs, Level 1 [Member] | Defined Benefit Plan, Equity Securities Held in Common Collective Trusts [Member]
Plan Assets, Amount		0
Fair Value, Inputs, Level 1 [Member] | Defined Benefit Plan, Real Estate Held in Common Collective Trusts [Member]
Plan Assets, Amount		0
Fair Value, Inputs, Level 1 [Member] | Defined Benefit Plan, Debt Security Held in Common Collective Trusts [Member]
Plan Assets, Amount		0
Fair Value, Inputs, Level 1 [Member] | Defined Benefit Plan, Cash and Short-term Investments Held in Common Collective Trusts [Member]
Plan Assets, Amount	[1]	0
Fair Value, Inputs, Level 1 [Member] | Other Investments [Member]
Plan Assets, Amount		0
Fair Value, Inputs, Level 2 [Member]
Plan Assets, Amount		0
Fair Value, Inputs, Level 2 [Member] | Defined Benefit Plan, Equity Securities [Member]
Plan Assets, Amount		0
Fair Value, Inputs, Level 2 [Member] | Defined Benefit Plan, Equity Securities Held in Common Collective Trusts [Member]
Plan Assets, Amount		0
Fair Value, Inputs, Level 2 [Member] | Defined Benefit Plan, Real Estate Held in Common Collective Trusts [Member]
Plan Assets, Amount		0
Fair Value, Inputs, Level 2 [Member] | Defined Benefit Plan, Debt Security Held in Common Collective Trusts [Member]
Plan Assets, Amount		0
Fair Value, Inputs, Level 2 [Member] | Defined Benefit Plan, Cash and Short-term Investments Held in Common Collective Trusts [Member]
Plan Assets, Amount	[1]	0
Fair Value, Inputs, Level 2 [Member] | Other Investments [Member]
Plan Assets, Amount		0
Fair Value, Inputs, Level 3 [Member]
Plan Assets, Amount		0
Fair Value, Inputs, Level 3 [Member] | Defined Benefit Plan, Equity Securities [Member]
Plan Assets, Amount		0
Fair Value, Inputs, Level 3 [Member] | Defined Benefit Plan, Equity Securities Held in Common Collective Trusts [Member]
Plan Assets, Amount		0
Fair Value, Inputs, Level 3 [Member] | Defined Benefit Plan, Real Estate Held in Common Collective Trusts [Member]
Plan Assets, Amount		0
Fair Value, Inputs, Level 3 [Member] | Defined Benefit Plan, Debt Security Held in Common Collective Trusts [Member]
Plan Assets, Amount		0
Fair Value, Inputs, Level 3 [Member] | Defined Benefit Plan, Cash and Short-term Investments Held in Common Collective Trusts [Member]
Plan Assets, Amount	[1]	0
Fair Value, Inputs, Level 3 [Member] | Other Investments [Member]
Plan Assets, Amount		0
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
Plan Assets, Amount		29,427
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Defined Benefit Plan, Equity Securities [Member]
Plan Assets, Amount		29,427
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Defined Benefit Plan, Equity Securities Held in Common Collective Trusts [Member]
Plan Assets, Amount		0
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Defined Benefit Plan, Real Estate Held in Common Collective Trusts [Member]
Plan Assets, Amount		0
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Defined Benefit Plan, Debt Security Held in Common Collective Trusts [Member]
Plan Assets, Amount		0
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Defined Benefit Plan, Cash and Short-term Investments Held in Common Collective Trusts [Member]
Plan Assets, Amount	[1]	0
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Other Investments [Member]
Plan Assets, Amount		0
Fair Value Measured at Net Asset Value Per Share [Member]
Plan Assets, Amount	[2]	298,439
Fair Value Measured at Net Asset Value Per Share [Member] | Defined Benefit Plan, Equity Securities [Member]
Plan Assets, Amount	[2]	0
Fair Value Measured at Net Asset Value Per Share [Member] | Defined Benefit Plan, Equity Securities Held in Common Collective Trusts [Member]
Plan Assets, Amount	[2]	40,969
Fair Value Measured at Net Asset Value Per Share [Member] | Defined Benefit Plan, Real Estate Held in Common Collective Trusts [Member]
Plan Assets, Amount	[2]	23,200
Fair Value Measured at Net Asset Value Per Share [Member] | Defined Benefit Plan, Debt Security Held in Common Collective Trusts [Member]
Plan Assets, Amount	[2]	200,224
Fair Value Measured at Net Asset Value Per Share [Member] | Defined Benefit Plan, Cash and Short-term Investments Held in Common Collective Trusts [Member]
Plan Assets, Amount	[1],[2]	22,224
Fair Value Measured at Net Asset Value Per Share [Member] | Other Investments [Member]
Plan Assets, Amount	[2]	$ 11,822

[1]	The cash/short term investments consist of a money market fund that holds individual, high quality, short duration fixed income investments, however the fund does not trade on public markets. The Company elected to consistently apply the practical expedient to all investments within common/collective trusts, and therefore, the fair value of this fund is measured at net asset value per share.
[2]	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy but are included to reconcile to the amounts presented in our Obligations and Funded Status table.